UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Independence Trust Company

Address:   P.O. Box 682188
           Franklin, TN 37068-2188


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marcia E. Williams
Title:  President and CEO
Phone:  (615) 591-0044

Signature,  Place,  and  Date  of  Signing:

/s/ Marcia E. Williams             Franklin, TN                       7/11/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              99

Form 13F Information Table Value Total:  $      117,671
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AT&T INC                                                00206R102     2243    62929 SH       SOLE                  62929      0    0
ABBOTT LABORATORIES                                     002824100     1672    25933 SH       SOLE                  25933      0    0
ALLIANCEBERNSTEIN INCOME FUND INC                       01881E101      152    18251 SH       SOLE                  18251      0    0
ALTRIA GROUP, INC.                                      02209S103      388    11230 SH       SOLE                  11230      0    0
ANNALY CAPITAL MANAGEMENT REIT                          035710409      238    14220 SH       SOLE                  14220      0    0
APPLE COMPUTER INC                                      037833100     2028     3472 SH       SOLE                   3472      0    0
AUTOMATIC DATA PROCESSING INC                           053015103      776    13947 SH       SOLE                  13947      0    0
BAIDU.COM ADR                                           056752108      625     5435 SH       SOLE                   5435      0    0
BERKSHIRE HATHAWAY CL B                                 084670702      250     3000 SH       SOLE                   2300      0  700
BRISTOL MYERS SQUIBB                                    110122108      344     9580 SH       SOLE                   9580      0    0
BUCKEYE PARTNERS LP                                     118230101      610    11692 SH       SOLE                  11692      0    0
CHESAPEAKE MIDSTREAM PARTNER LP                         16524K108      455    16720 SH       SOLE                  16720      0    0
CHEVRONTEXACO CORP                                      166764100      446     4230 SH       SOLE                   4230      0    0
COCA COLA CO                                            191216100     2188    27986 SH       SOLE                  27986      0    0
COLGATE PALMOLIVE COMPANY                               194162103     1856    17826 SH       SOLE                  17826      0    0
COMCAST CORP CLASS A                                    20030N101     2180    68212 SH       SOLE                  68212      0    0
CIA SIDERURGICA NACL ADR                                20440W105      182    32030 SH       SOLE                  32030      0    0
COMPASS DIVERSIFIED HLDGS LP                            20451Q104      169    12090 SH       SOLE                  12090      0    0
CONOCOPHILLIPS                                          20825C104      275     4925 SH       SOLE                   4925      0    0
COPANO ENEEGY LP                                        217202100      274     9865 SH       SOLE                   9865      0    0
CUSHING MLP TOTAL RETURN FUND                           231631102     3097   381409 SH       SOLE                 381409      0    0
DCP MIDSTREAM PARTNERS LP                               23311P100      212     5037 SH       SOLE                   5037      0    0
DIAGEO PLC SPON ADR NEW                                 25243Q205      258     2505 SH       SOLE                   2505      0    0
DISCOVERY COMMUNICATIONS INC CLASS A                    25470F104      421     7795 SH       SOLE                   7795      0    0
DISCOVER FINANCIAL SERVICES                             254709108      200     5785 SH       SOLE                   5785      0    0
DIRECTV-CLASS A                                         25490A101      343     7020 SH       SOLE                   7020      0    0
E I DUPONT DE NEMOURS & CO                              263534109      301     5961 SH       SOLE                   5961      0    0
DUKE ENERGY CORP                                        26441C105     1495    64847 SH       SOLE                  64847      0    0
EATON VANCE T/M BUY-WRITE OP                            27828Y108      140    11247 SH       SOLE                  11247      0    0
EATON VANCE TAX-MANAGED GLOBAL                          27829F108      117    14070 SH       SOLE                  14070      0    0
EATON VANCE RISK-MANAGED DIVERSIFIED                    27829G106      175    17029 SH       SOLE                  17029      0    0
EL PASO PIPELINE PARTNERS LP                            283702108     1000    29602 SH       SOLE                  29602      0    0
ENBRIDGE ENERGY PART LP                                 29250R106      367    11930 SH       SOLE                  11930      0    0
ENERGY TRANSFER PARTNERS LP                             29273R109      668    15129 SH       SOLE                  15129      0    0
ENERGY TRANSFER EQUITY LP                               29273V100      481    11735 SH       SOLE                  11735      0    0
ENTERPRISE PRODUCT PARTNERS LP                          293792107     1474    28775 SH       SOLE                  28775      0    0
EXXON MOBIL CORP                                        30231G102     2074    24241 SH       SOLE                  24241      0    0
FELCOR LODGING PFD CONV SER A REIT                      31430F200      236     9000 SH       SOLE                   9000      0    0
GENERAL ELECTRIC CO                                     369604103      354    16965 SH       SOLE                  16965      0    0
HSBC HOLDINGS PLC ADR                                   404280406      282     6400 SH       SOLE                   6400      0    0
HASBRO INC                                              418056107      251     7405 SH       SOLE                   7405      0    0
HJ HEINZ CO                                             423074103     2159    39698 SH       SOLE                  39698      0    0
HOLLY ENERGY PARTNERS LP                                435763107      217     3836 SH       SOLE                   3836      0    0
HOME DEPOT INC                                          437076102     2130    40196 SH       SOLE                  40196      0    0
INTEL CORPORATION                                       458140100     2613    98090 SH       SOLE                  98090      0    0
INTERNATIONAL BUSINESS MACHINES                         459200101     1111     5680 SH       SOLE                   5680      0    0
ISHARES LEHMAN AGG BOND FD                              464287226      612     5500 SH       SOLE                   5500      0    0
ISHARES MSCI EMERGING MARKET INDEX                      464287234      610    15592 SH       SOLE                  15352      0  240
ISHARES IBOXX INVESTMENT GRADE                          464287242     1488    12650 SH       SOLE                  12650      0    0
ISHARES MSCI EAFE INDEX FUND                            464287465      260     5201 SH       SOLE                   4866      0  335
ISHARES RUSSELL 3000 VALUE                              464287663      308     3463 SH       SOLE                   3223      0  240
J ALEXANDER CORP                                        466096104     2284   201069 SH       SOLE                      0 201069    0
JP MORGAN CHASE & CO                                    46625H100      221     6195 SH       SOLE                   6195      0    0
JOHNSON & JOHNSON                                       478160104     2246    33243 SH       SOLE                  33243      0    0
KAYNE ANDERSON MLP INVESTMENT COMPANY                   486606106    41308  1342476 SH       SOLE                1342476      0    0
KEYCORP                                                 493267108      114    14685 SH       SOLE                  14685      0    0
KINDER MORGAN ENERGY PTRS LP                            494550106     1126    14326 SH       SOLE                  14326      0    0
KINDER MORGAN INC                                       49456B101      303     9406 SH       SOLE                   9406      0    0
KRAFT FOODS INC - A                                     50075N104     1407    36443 SH       SOLE                  36443      0    0
LAS VEGAS SANDS CORP                                    517834107      715    16450 SH       SOLE                  16450      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
LIBERTY ALL-STAR GROWTH FUND                            529900102      120    30000 SH       SOLE                  30000      0    0
LIBERTY ALL-STAR EQUITY FUND                            530158104       73    16309 SH       SOLE                  16309      0    0
LIMITED BRANDS                                          532716107      654    15370 SH       SOLE                  15370      0    0
MAGELLAN MIDSTREAM PART LP                              559080106     1362    19282 SH       SOLE                  19282      0    0
MARKWEST ENERGY PARTNERS LP                             570759100      481     9755 SH       SOLE                   9755      0    0
MERCK & CO INC NEW COM                                  58933Y105      457    10935 SH       SOLE                  10935      0    0
MICROSOFT CORPORATION                                   594918104     1385    45262 SH       SOLE                  45262      0    0
NOVARTIS AG - ADR                                       66987V109      314     5610 SH       SOLE                   5610      0    0
NUVEEN MULTI STRATEGY INCOME & GROWTH 2                 67073D102      167    18400 SH       SOLE                  18400      0    0
ONEOK PARTNERS LP                                       68268N103      809    15056 SH       SOLE                  15056      0    0
PNC FINANCIAL SERV WARRANTS EXP 12/31/18                693475121      740    68850 SH       SOLE                  68850      0    0
PETROCHINA CO LTD-ADR                                   71646E100      456     3530 SH       SOLE                   3530      0    0
PHILIP MORRIS INTERNATIONAL INC                         718172109      287     3290 SH       SOLE                   3290      0    0
PLAINS ALL AMER PIPELINE LP                             726503105     1335    16520 SH       SOLE                  16520      0    0
ULTRASHORT S&P500 PROSHARES                             74347R883      317    20353 SH       SOLE                  20353      0    0
ULTRASHORT RUSSELL 2000 PROSHARES                       74348A202      545    17951 SH       SOLE                  17951      0    0
QUALCOMM INC                                            747525103      754    13545 SH       SOLE                  13445      0  100
REGENCY ENERGY PART LP                                  75885Y107      441    18573 SH       SOLE                  18573      0    0
ROYCE VALUE TRUST                                       780910105      167    13364 SH       SOLE                  13364      0    0
S&P 500 DEPOSITORY RECEIPTS                             78462F103      614     4510 SH       SOLE                   4510      0    0
SPDR S&P MIDCAP 400 ETF                                 78467Y107     1024     5976 SH       SOLE                   5976      0    0
SILICONWARE PRECISION ADR                               827084864      173    33248 SH       SOLE                  33248      0    0
SPECIAL OPPORTUNITIES FUND                              84741T104      158    10435 SH       SOLE                  10435      0    0
SUNOCO LOGISTICS LTD LP                                 86764L108      365    10051 SH       SOLE                  10051      0    0
SYSCO CORP                                              871829107     1830    61408 SH       SOLE                  61408      0    0
TARGA RESOURCES PARTNERS LP                             87611X105      455    12760 SH       SOLE                  12760      0    0
3M CO                                                   88579Y101     1867    20832 SH       SOLE                  20832      0    0
TORTOISE ENERGY CAPITAL CORP                            89147U100      935    35947 SH       SOLE                  35947      0    0
TOTAL S.A.                                              89151E109      222     4930 SH       SOLE                   4930      0    0
TRI-CONTINENTAL CORP                                    895436103      183    11820 SH       SOLE                  11820      0    0
UNILEVER NV NY SHARE                                    904784709      261     7840 SH       SOLE                   7840      0    0
VERIZON COMMUNICATIONS                                  92343V104      411     9255 SH       SOLE                   9255      0    0
VODAFONE GROUP PLC - ADR                                92857W209      320    11360 SH       SOLE                  11360      0    0
WAL-MART STORES INC                                     931142103     2239    32110 SH       SOLE                  32110      0    0
WALGREEN CO.                                            931422109     1269    42931 SH       SOLE                  42931      0    0
WELLS FARGO & CO WARRANTS  EXP 10/28/18                 949746119      340    38605 SH       SOLE                  38605      0    0
WESTERN GAS PARTNERS LP                                 958254104      475    10885 SH       SOLE                  10885      0    0
WILLIAMS PARTNERS LP                                    96950F104     1070    20475 SH       SOLE                  20475      0    0
ZION BANCORPORATION WARRANTS                            989701115       67    22860 SH       SOLE                  22860      0    0